Note 9 - Fair Value - Fair Value Measurements (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 25, 2017
Fair Value, Inputs, Level 1 [Member]
Financial and Nonfinancial Liabilities, Fair Value Disclosure
Fair Value, Inputs, Level 2 [Member]
Financial and Nonfinancial Liabilities, Fair Value Disclosure
Fair Value, Inputs, Level 3 [Member]
Financial and Nonfinancial Liabilities, Fair Value Disclosure		222
Warrant [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative liabilities
Warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative liabilities
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative liabilities		$ 222